Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with Item 402(v) of Regulation S-K (the “Pay Versus Performance Rule”), adopted by the Securities and Exchange Commission pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table (the “Pay Versus Performance Table”), and the disclosures below, illustrate the relationships between executive compensation actually paid to our principal executive officer (“PEO”) and the average of the executive compensation actually paid to the named executive officers other than the PEO as a group, on one hand, and select financial metrics on the other hand, across our last five (5) completed fiscal years. Refer to the Compensation Discussion and Analysis commencing on page 17 for additional information regarding our pay-for-performance philosophy and how target and actual compensation aligns with our performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.
Compensation actually paid, as required under the Pay Versus Performance Rule, reflects the adjustments to unvested and vested equity awards during the years shown in the table below, and does not reflect the actual amounts of compensation earned or paid to our PEO and other named executive officers as a group for the applicable year. Compensation actually paid generally fluctuates due to increases or decreases in our stock price.

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1), (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2), (3)	Total Share-holder Return(4)	Peer Group Total Share-holder Return(5)	Net Income(6)	Adjusted Earnings per Share(7)
2024	$13,959,058	$27,156,802	$3,814,076	$6,099,851	$536.95	$218.59	$1,007,145,000	$21.54
2023	$11,823,005	$16,272,166	$4,335,503	$5,503,974	$254.14	$189.57	$632,994,000	$13.37
2022	$11,420,501	$12,993,704	$3,933,473	$3,977,758	$174.03	$137.67	$406,122,000	$8.12
2021	$11,024,040	$14,315,189	$3,819,102	$5,245,458	$148.99	$153.00	$383,532,000	$7.04
2020	$10,808,156	$11,315,009	$3,631,169	$3,846,234	$106.47	$119.84	$132,943,000	$6.40

(1)	For all years reported, the PEO was Anthony J. Guzzi, Chairman, President, and Chief Executive Officer.
(2)
For 2020-2023, the non-PEO named executive officers were: Mark A. Pompa, Executive Vice President and Chief Financial Officer; R. Kevin Matz, Executive Vice President — Shared Services; and Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary. For 2024, the non-PEO named executive officers were: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; Jason R. Nalbandian, Senior Vice President, Chief Financial Officer (effective April 1, 2024) and Chief Accounting Officer; Mark A. Pompa, Executive Vice President and Chief Financial Officer (January 1, 2024 to April 1, 2024); and R. Kevin Matz, Executive Vice President — Shared Services (January 1, 2024 to April 1, 2024). As previously discussed, Messrs. Pompa and Matz stepped down as named executive officers effective as of April 1, 2024, with Mr. Matz departing the Company effective April 1, 2024 and Mr. Pompa departing the Company effective June 28, 2024, having worked part-time between April 1, 2024 and June 28, 2024. The total 2024 compensation for each of Messrs. Pompa and Matz included in this table reflects the fact that they only earned salaries for part of the year.

(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 30. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 33.

(4)	Total Shareholder Return assumes the investment of $100 in our common stock on December 31, 2019 as well as the reinvestment of all dividends.
(5)	For purposes of the “Peer group total shareholder return” column of this table, the S&P 400 Capital Goods Index was used as our selected peer group.
(6)	Reflects “Net Income” as reported in our audited financial statements included on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
(7)
Adjusted earnings per share represents the Company-Selected Measure, which we believe represents the most important financial performance measure used to link compensation actually paid to our named executive officers to company performance. Adjusted earnings per share is defined commencing on page 20 under “Annual Incentive Program.”

Company Selected Measure Name	Adjusted earnings per share
Named Executive Officers, Footnote
(1)	For all years reported, the PEO was Anthony J. Guzzi, Chairman, President, and Chief Executive Officer.
(2)
For 2020-2023, the non-PEO named executive officers were: Mark A. Pompa, Executive Vice President and Chief Financial Officer; R. Kevin Matz, Executive Vice President — Shared Services; and Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary. For 2024, the non-PEO named executive officers were: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; Jason R. Nalbandian, Senior Vice President, Chief Financial Officer (effective April 1, 2024) and Chief Accounting Officer; Mark A. Pompa, Executive Vice President and Chief Financial Officer (January 1, 2024 to April 1, 2024); and R. Kevin Matz, Executive Vice President — Shared Services (January 1, 2024 to April 1, 2024). As previously discussed, Messrs. Pompa and Matz stepped down as named executive officers effective as of April 1, 2024, with Mr. Matz departing the Company effective April 1, 2024 and Mr. Pompa departing the Company effective June 28, 2024, having worked part-time between April 1, 2024 and June 28, 2024. The total 2024 compensation for each of Messrs. Pompa and Matz included in this table reflects the fact that they only earned salaries for part of the year.

Peer Group Issuers, Footnote
(5)	For purposes of the “Peer group total shareholder return” column of this table, the S&P 400 Capital Goods Index was used as our selected peer group.

PEO Total Compensation Amount	$ 13,959,058	$ 11,823,005	$ 11,420,501	$ 11,024,040	$ 10,808,156
PEO Actually Paid Compensation Amount	$ 27,156,802	16,272,166	12,993,704	14,315,189	11,315,009
Adjustment To PEO Compensation, Footnote
(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 30. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 33.

To calculate “compensation actually paid” in the Pay Versus Performance table on page 32, adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 30. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below.

Reconciliation of Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Total compensation per Summary Compensation Table	$13,959,058	$11,823,005	$11,420,501	$11,024,040	$10,808,156
Deduct amounts reported under “Stock Awards” in Summary Compensation Table	$(3,396,182)	$(2,699,984)	$(2,643,739)	$(2,320,597)	$(2,271,245)
Add fair value of awards granted during the year that remain outstanding and unvested as of year-end	$7,263,762	$3,936,768	$3,088,094	$3,327,682	$2,410,520
Change in fair value of awards granted in prior years that remain outstanding and unvested as of year-end	$9,395,707	$3,208,378	$1,124,764	$2,340,255	$357,595
Change in fair value of awards granted in prior years that vested in the current year	$(65,543)	$3,999	$4,084	$(56,191)	$9,983
Compensation Actually Paid	$27,156,802	$16,272,166	$12,993,704	$14,315,189	$11,315,009

Non-PEO NEO Average Total Compensation Amount	$ 3,814,076	4,335,503	3,933,473	3,819,102	3,631,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,099,851	5,503,974	3,977,758	5,245,458	3,846,234
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 30. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 33.

To calculate “compensation actually paid” in the Pay Versus Performance table on page 32, adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 30. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below.

Reconciliation of Average Compensation Actually Paid to Non-PEO Named Executive Officers as a Group	2024	2023	2022	2021	2020
Average total compensation per Summary Compensation Table	$3,814,076	$4,335,503	$3,933,473	$3,819,102	$3,631,169
Deduct amounts reported under “Stock Awards” in Summary Compensation Table	$(1,528,882)	$(913,080)	$(675,687)	$(631,224)	$(595,580)
Add fair value of awards granted during the year that remain outstanding and unvested as of year-end	$1,827,174	$1,232,403	$788,982	$904,851	$632,050
Change in fair value of awards granted in prior years that remain outstanding and unvested as of year-end	$1,032,362	$848,210	$300,019	$1,166,990	$176,081
Change in fair value of awards granted in prior years that vested in the current year	$955,121	$938	$(369,029)	$(14,261)	$2,514
Average Compensation Actually Paid	$6,099,851	$5,503,974	$3,977,758	$5,245,458	$3,846,234

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
(1)	Net income for the year ended December 31, 2020 included a $221.6 million non-cash impairment loss, net of tax, on goodwill, identifiable intangible assets, and other long-lived assets.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following tabular list sets forth the other financial measures which, in our assessment, represent the most important financial performance measures that we use to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance:

Metric(1)	Type of compensation to which metric applies
Adjusted earnings per share	Annual Incentive Program
LTIP Cash Target Bonuses
Adjusted operating income	Annual Incentive Program
Adjusted positive operating cash flow	Annual Incentive Program

(1)
The metrics described in this table apply to the compensation of all named executive officers, including the PEO. For a definition of these metrics, please see the Compensation Discussion and Analysis commencing on page 17.

Total Shareholder Return Amount	$ 536.95	254.14	174.03	148.99	106.47
Peer Group Total Shareholder Return Amount	218.59	189.57	137.67	153	119.84
Net Income (Loss)	$ 1,007,145,000	$ 632,994,000	$ 406,122,000	$ 383,532,000	$ 132,943,000
Company Selected Measure Amount | $ / shares	21.54	13.37	8.12	7.04	6.4
PEO Name	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted positive operating cash flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,396,182)	$ (2,699,984)	$ (2,643,739)	$ (2,320,597)	$ (2,271,245)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,263,762	3,936,768	3,088,094	3,327,682	2,410,520
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,395,707	3,208,378	1,124,764	2,340,255	357,595
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,543)	3,999	4,084	(56,191)	9,983
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,528,882)	(913,080)	(675,687)	(631,224)	(595,580)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,827,174	1,232,403	788,982	904,851	632,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,032,362	848,210	300,019	1,166,990	176,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 955,121	$ 938	$ (369,029)	$ (14,261)	$ 2,514